Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Estimated Useful Lives of Property, Plant and Equipment	Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20 – 50 years
Buildings (leasehold):	over the period of the lease
Plant and equipment:	3 – 10 years